SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)									1 Months Ended
	Oct. 02, 2024	Aug. 13, 2024	Jul. 16, 2024	Jul. 01, 2024	Apr. 08, 2024	Apr. 02, 2024	Feb. 12, 2024	Feb. 09, 2024	Jul. 31, 2024	Mar. 29, 2024	Feb. 29, 2024	Feb. 28, 2024	Feb. 26, 2024	Jan. 31, 2024
Promissory note principal amount		$ 260,000
Muturity date		Jul. 31, 2024
Interest rate								12.00%				12.00%
Increase aggregate number of shares of company common stock										11,000,000
Excercise price										$ 3.10
Convertible note principal amount								$ 473,743				$ 5,000
Muturity date of convertible note								Jun. 01, 2024				Feb. 01, 2025
Note payable converion amount								$ 473,743
Note Payable [Member]
Promissory note principal amount		$ 350,000
Muturity date		Jul. 31, 2024
Extended date		Aug. 01, 2024
Convertible Promissory Note
Total debt matured amount		$ 2,040,143
Conversion price description		provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days
Muturity date		Aug. 31, 2024
Extended date		Aug. 01, 2027
Interest rate		12.00%
Convertible Promissory Note One
Total debt matured amount		$ 527,993
Conversion price description		The notes are convertible at $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days
Muturity date		Jul. 31, 2024
Extended date		Aug. 01, 2027
Interest rate		12.00%
Convertible Promissory Note Two
Total debt matured amount		$ 912,696
Conversion price description		The notes are convertible at $0.53 with a mandatory conversion if the Company’s stock price is at $0.69 or above subject to there being at least 75,000 daily share trading volume over five consecutive days
Muturity date		Jul. 31, 2024
Extended date		Aug. 01, 2024
Interest rate		12.00%
Loans Agreement [Member]
Payment of loan							$ 300,000
Description of Loan agreement							the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants
Verifi Dental, Limited [Member]
Description of asset acquired														As consideration for the acquired assets: (i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares
Ally Commerce Inc [Member]
Description of asset acquired														As consideration for the acquired assets: (i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares
Teamworx LLC [Member]
Description of asset acquired														As consideration for the acquired assets: (i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares
Note payable annual interest											12.00%
Muturity date of Note payable											Feb. 29, 2024	Mar. 31, 2024
Waiver Agreement [Member]
Warrants shares issued									1,680,555
Initial exercise price									$ 0.90
Description of exercise price for holders									A holder (together with its affiliates) may not exercise any portion of the Warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder, 9.99%) of the outstanding shares of common stock immediately after exercise
Managed Service Provider [Member]
Sold assets and customer contracts	$ 2,020,000.00
Purchaser achieves revenue	1,620,000
Managed Service Provider [Member] | Maximum
Earnout Payment	$ 224,334
Debt Promissory Note [Member]
Muturity date						Jun. 30, 2024
Promissory note principal amount						$ 200,000
Interest rate						12.00%
Debt Convertible Promissory Note [Member]
Muturity date					Apr. 30, 2024
Interest rate					12.00%
Convertible promissory note principal amount					$ 200,000
Description related to convertible promissory note					In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note					$ 200,000
Debt Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member]
Muturity date					Apr. 30, 2024
Interest rate					20.00%
Convertible promissory note principal amount					$ 260,000
Description related to convertible promissory note					In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note					$ 260,000
David Fidanza, Chief Information Officer [Member]
Number of option purchase										352,420
Muralidar Chakravarthi, Chief Technology Officer [Member]
Number of option purchase										352,420
Jeffrey Stellinga, Vice President [Member]
Number of option purchase										352,420
Chief Executive Officer McDermott [Member]
Number of option purchase										1,817,742
Archit Shah [Member]
Number of option purchase										482,259
Purchase Agreements [Member]
Common stock warrants issue the investors				8,065					50,734
Aggregate principal amount				$ 267,500					$ 384,406				$ 1,375,000
Exercise price of warrants				120.00%
Convertible notes aggregate principal amount				$ 267,500									$ 2,375,000
Annual lease cost			$ 48,000
Conversion price									$ 0.77				$ 1.84
Aggregate gross proceeds				$ 250,000					$ 349,460				$ 1,250,000
Discount rate				10.00%					10.00%				10.00%
Description of agreement				If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion (the “Market Price”)
Common stock share issue the investors													85,174
Purchase of additional aggregate principal amount													$ 1,100,000
Exchange for aggregate gross proceeds													$ 1,000,000